CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		57 Months Ended	63 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Sep. 30, 2012
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
General and administrative	797,939	75,160	1,083,586	79,863	1,127,402	1,137	1,129,180	2,466,457
Rent and other related party costs	39,517	6,548	66,450	9,548				88,498
Research & development	0	0	89,090	0				89,090
Leasehold Impairment Expense					38,091	0	38,091
Mineral Properties					0	0	12,228
Professional fees					120,437	25,582	205,920
Related Party Rent					8,500	0	8,500
Related Party Consulting Fee					6,000	5,000	11,000
Total operating expenses	837,456	81,708	1,239,126	89,411				2,644,045
Loss from operations	(837,456)	(81,708)	(1,239,126)	(89,411)	(1,300,430)	(31,719)	(1,404,919)	(2,644,045)
Other expenses
Foreign currency translation	(301)	0	(202)	0	(2,523)	0	(2,523)	(2,725)
Interest expense	(28,016)	(2,651)	(52,953)	(3,888)	(18,300)	(3,556)	(24,073)	(77,026)
Gain on settlement of debt	0	0	(107,004)	0				(107,004)
Net loss	$ (865,773)	$ (84,359)	$ (1,185,277)	$ (93,299)	$ (1,321,253)	$ (35,275)	$ (1,431,515)	$ (2,616,792)
Loss per share - basic and diluted (in dollars per share)	$ (0.02)	$ 0.00	$ (0.02)	$ 0.00	$ (0.03)	$ 0.00
Weighted Average Number of Common Shares Outstanding (in shares)	52,625,421	51,450,000	52,291,978	51,450,000	51,451,096	51,450,000